Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Apr. 27, 2015	Dec. 31, 2014
C000098721
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 14,905	$ 13,470	$ 11,847	$ 14,527	$ 13,246	$ 12,612	$ 10,919	$ 11,749	$ 10,246	$ 9,891		$ 10,000
C000098722
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 14,542	13,169	11,605	14,270	13,059	12,453	10,807	11,663	10,202	9,870		10,000
C000154814
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 15,466	13,775	12,000	13,964	12,471	12,172	10,375	10,903	9,778	9,380	$ 10,000
C000028852
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 17,003	15,623	13,821	17,060	15,001	13,711	11,567	12,328	10,642	10,165		10,000
C000028853
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 16,571	15,262	13,547	16,760	14,784	13,532	11,448	12,232	10,579	10,129		10,000
C000028862
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 25,145	22,247	19,859	20,728	16,174	15,745	12,707	13,462	11,319	10,170		10,000
C000028863
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 24,528	21,752	19,470	20,370	15,934	15,550	12,580	13,360	11,265	10,143		10,000
C000028828
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 13,774	13,110	11,386	13,179	11,864	11,579	9,885	12,802	10,208	10,259		10,000
C000028829
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 13,438	12,821	11,165	12,952	11,684	11,431	9,788	12,708	10,158	10,240		10,000
C000028830
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 43,969	35,104	25,978	36,338	28,175	20,796	15,439	15,051	11,403	11,111		10,000
C000028831
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 42,893	34,327	25,468	35,713	27,760	20,540	15,287	14,940	11,346	11,085		10,000
C000028836
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 27,399	23,094	19,568	32,128	29,352	19,062	13,975	14,101	10,513	9,875		10,000
C000028837
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 26,739	22,576	19,176	31,573	28,913	18,819	13,837	13,991	10,459	9,847		10,000
C000028838
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 20,866	18,966	16,185	19,183	14,111	13,651	11,367	13,377	11,823	9,451		10,000
C000028839
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 20,346	18,544	15,868	18,850	13,900	13,489	11,250	13,281	11,769	9,431		10,000
C000028860
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 25,283	23,805	20,520	28,103	22,872	16,406	12,605	13,974	10,225	10,289		10,000
C000028861
Account Value [Line Items]
Line Graph and Table Measure Name	Class B
Account Value	$ 24,662	23,274	20,116	27,619	22,533	16,201	12,484	13,868	10,175	10,265		10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913		10,000
AllianceBernstein Index: MSCI World Index
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net)
Account Value	$ 25,812	21,751	17,571	21,465	17,621	15,203	11,908	13,045	10,657	9,913		10,000
AllianceBernstein Index: MSCI World Index (net, USD Hedged)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Index (net, USD Hedged)
Account Value	$ 26,997	22,153	17,822	21,062	16,933	14,819	11,539	12,353	10,369	9,479	10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764		10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919		10,000
AllianceBernstein Index: MSCI EAFE Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index (net)
Account Value	$ 16,598	15,987	13,521	15,805	14,205	13,176	10,798	12,526	10,018	9,919		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
AllianceBernstein Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 34,254	27,399	21,696	26,494	20,585	17,386	13,223	13,829	11,351	10,138		10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764		10,000
AllianceBernstein Index: MSCI ACWI Index (net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (net)
Account Value	$ 24,183	20,584	16,844	20,633	17,406	14,973	11,827	13,056	10,531	9,764		10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value	$ 18,779	16,893	14,607	17,304	15,492	13,617	11,420	11,987	10,516	10,008		10,000
AllianceBernstein Index: Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,858	10,795	10,375	11,852	12,134	11,235	10,514	10,424	10,189	10,084		10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index/ 40% Bloomberg US Treasury Index
Account Value	$ 18,779	16,893	14,607	17,304	15,492	13,617	11,420	11,987	10,516	10,008		10,000
AllianceBernstein Index: Bloomberg US Treasury Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Index
Account Value	$ 10,858	10,795	10,375	11,852	12,134	11,235	10,514	10,424	10,189	10,084		10,000
AllianceBernstein Index: Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (US
Account Value [Line Items]
Line Graph and Table Measure Name	Blended Benchmark: 60% MSCI World Index (net, USD hedged)/40% Bloomberg Global G7 Treasury Index (USD hedged)
Account Value	$ 19,561	17,261	14,784	17,104	15,091	13,546	11,328	11,655	10,402	9,691	$ 10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
AllianceBernstein Index: Bloomberge US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055		10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617		10,000
AllianceBernstein Index: Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Account Value	$ 22,580	19,743	17,713	19,157	15,306	14,890	11,767	12,827	11,285	9,617		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567		10,000
AllianceBernstein Index: Russell 1000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Account Value	$ 47,152	35,358	24,782	34,971	27,408	19,790	14,510	14,733	11,314	10,567		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862		10,000
AllianceBernstein Index: Russell 2000 Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000 Growth Index
Account Value	$ 21,772	18,906	15,933	21,636	21,040	15,628	12,163	13,411	10,978	9,862		10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 21,204	19,105	16,473	18,953	14,832	14,142	11,445	13,059	11,833	9,451		10,000
AllianceBernstein Index: Russell 2500 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Value Index
Account Value	$ 21,204	$ 19,105	$ 16,473	$ 18,953	$ 14,832	$ 14,142	$ 11,445	$ 13,059	$ 11,833	$ 9,451		$ 10,000